NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Jun. 30, 2020
First Mortgage Loans Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		$ 2,612	$ 1,868
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		2,612	1,868
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		666	446
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		666	446
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,469	3,755
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,469	3,755
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,939	4,132
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,939	4,132
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]		11
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]		11
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]

[1]	Not secured by real estate.